Document and Entity Information	Jan. 30, 2023
Cover [Abstract]
Entity Registrant Name	Horizon Therapeutics Public Ltd Co
Amendment Flag	false
Entity Central Index Key	0001492426
Document Type	8-K
Document Period End Date	Jan. 30, 2023
Entity Incorporation State Country Code	L2
Entity File Number	001-35238
Entity Tax Identification Number	98-1195602
Entity Address, Address Line One	70 St. Stephen’s Green
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	D02 E2X4
Entity Address, Country	IE
City Area Code	00-353-1
Local Phone Number	772-2100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares, nominal value $0.0001 per share
Trading Symbol	HZNP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false